Consolidated Statement of Comprehensive Income (unaudited) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Net income		$ 223	$ 169	$ 471	$ 343
Other comprehensive income to be eventually recycled into the Consolidated Income Statement:
Currency translation effects, net of taxes	[1]	(22)	(18)	(74)	9
Total of items to eventually recycle		(22)	(18)	(74)	9
Other comprehensive income never to be recycled into the Consolidated Income Statement:
Actuarial gains/(losses) from defined benefit plans, net of taxes	[2]	5	1	19	(7)
Fair value adjustments on equity securities, net of taxes	[3]	4	1	5	2
Total of items never to be recycled		9	2	24	(5)
Total comprehensive income		$ 210	$ 153	$ 421	$ 347

[1]	Amount is net of tax expense of $1 million for the three months ended June 30, 2024. Amount is net of tax benefit of $1 million for the three months ended June 30, 2023. Amount is net of tax expense of $0.5 million for the six months ended June 30, 2024. Amount is net of tax benefit of $1 million for the six months ended June 30, 2023.
[2]	Amounts are net of tax expense of $2 million and $0.4 million for the three months ended June 30, 2024 and 2023, respectively. Amount is net of tax expense of $6 million for the six months ended June 30, 2024. Amount is net of tax benefit of $2 million for the six months ended June 30, 2023.
[3]	Amounts are net of tax expense of $0.9 million and $0.4 million for the three months ended June 30, 2024 and 2023, respectively. Amounts are net of tax expense of $1 million and $0.8 million for the six months ended June 30, 2024 and 2023, respectively.